Statements of Operations (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2014	Mar. 31, 2013
Operating Revenues
Service Revenue	$ 653,437		$ 929,515		$ 2,143,707		$ 2,631,174		$ 3,539,595	$ 2,760,095
Spectrum Lease Revenue	182,186				212,551
Total Operating Revenue	835,623		929,515		2,356,258		2,631,174
Cost of Revenue
Service	283,043		294,942		790,687		823,347		1,124,121	825,834
Gross Profit	552,580		634,573		1,565,571		1,807,827		2,415,474	1,934,261
Operating Expenses
General and administrative	3,336,996		234,312		8,230,664		671,176		846,579	850,756
Sales and Support	478,246		346,560		1,167,609		1,063,546		1,382,024	1,247,505
Product development	242,823		223,230		679,577		697,458		934,818	715,918
Stock compensation expense	1,404,202		19,764		4,680,802		59,292		79,057	82,438
Depreciation and amortization	25,306		15,118		54,526		45,352		59,469	52,726
Total Operating Expenses	4,083,371		819,220		10,132,376		2,477,532		3,301,947	2,949,343
Loss from Operations	(3,530,791)		(184,647)		(8,566,805)		(669,705)		(886,473)	(1,015,082)
Other income									0	0
Interest expense - affiliated entities			(86,103)		(570,737)		(236,831)		(325,348)	(224,836)
Interest income	4,927				4,927
Net Loss	$ (3,525,864)		$ (270,750)		$ (9,132,615)		$ (906,536)		$ (1,211,821)	$ (1,239,918)
Net loss per common share basic and diluted	$ (0.28)	[1]	$ (2.14)	[1]	$ (1.00)	[1]	$ (7.15)	[1]	$ (9.56)	$ (9.78)
Weighted-average common shares used to compute basic and diluted net loss per share	12,473,024	[1]	126,759	[1],[2]	9,103,629	[1],[2]	126,759	[1],[2]	126,759	126,759

[1]	Three and nine months ended December 31, 2013 and nine months ended December 31, 2014 corrected.
[2]	Since the numerator used to calculate diluted net loss per common share was a net loss for the period presented, the dilutive effects of stock options, warrants and redeemable convertible preferred stock were not included since the effect was anti-dilutive